Financial (Expense) Income, Net (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial income:
Interest on deposits	$ 3,187	$ 345
Foreign currency translation differences	755	149
Remeasurement of liability instruments		94,739
Marketable securities	699	98
Other	355	52
Financial expenses:
Remeasurement of liability instruments	(78,953)
Bank charges	(158)	(128)
Foreign currency translation differences	(631)	(148)
Others	(80)	(241)
Total	$ (74,826)	$ 94,866